7. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares
Weighted average contractual remaining life of warrants in years	1.15	1.94	1.44
Warrants
Outstanding	37,790,000	37,689,732	20,069,732
Granted	3,835,186	22,000,000	18,820,000
Exercise of options	(6,240,000)	(3,030,000)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(1,100,000)	(18,869,732)	(1,200,000)
Outstanding	34,285,186	37,790,000	37,689,732
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.10	$ 0.13	$ 0.16
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.20	0.10	0.10
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.10	0.10	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.10	0.16	0.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.11	0.10	0.13
Warrants | Expiry Date, December 24, 2020
Exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Outstanding	4,400,000	5,000,000	0
Granted	0	0	5,000,000
Exercise of options	(3,300,000)	(600,000)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(1,100,000)	0	0
Outstanding	0	4,400,000	5,000,000
Warrants | Expiry Date, July 9, 2022
Exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Outstanding	12,600,000	13,820,000	0
Granted	0	0	13,820,000
Exercise of options	(1,250,000)	(1,220,000)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0	0
Outstanding	11,350,000	12,600,000	13,820,000
Warrants | Expiry Date, February 23, 2023
Exercise price | $ / shares	$ 0.10	$ 0.10
Outstanding	20,790,000	0
Granted	0	22,000,000
Exercise of options	(1,690,000)	(1,210,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	19,100,000	20,790,000	0
Warrants | Expiry Date, October 9, 2022
Exercise price | $ / shares	$ 0.20
Outstanding	0
Granted	3,835,186
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	3,835,186	0
Warrants | Expiry Date, March 6, 2020
Exercise price | $ / shares		$ 0.20	$ 0.20
Outstanding	0	2,500,000	2,500,000
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(2,500,000)	0
Outstanding		0	2,500,000
Warrants | Expiry Date, March 8, 2020
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	0	7,221,875	7,221,875
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(7,221,875)	0
Outstanding		0	7,221,875
Warrants | Expiry Date, April 7, 2020
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	0	3,255,000	3,255,000
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(3,255,000)	0
Outstanding		0	3,255,000
Warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	0	5,000,000	5,000,000
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(5,000,000)	0
Outstanding		0	5,000,000
Warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares		$ 0.20	$ 0.20
Outstanding	0	892,857	892,857
Granted		0	0
Exercise of options		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(892,857)	0
Outstanding		0	892,857
Warrants | Expiry Date, September 28, 2019
Exercise price | $ / shares			$ 0.20
Outstanding		0	1,200,000
Granted			0
Exercise of options			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			(1,200,000)
Outstanding			0